Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans

Amounts recognized in respect of these defined benefit plans were as follows:

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Current service cost	$132.8	$145.0	$137.7
Net interest expense	139.4	126.5	144.1

Components of defined benefit costs recognized in profit or loss	272.2	271.5	281.8

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	$45.7	$29.3	$(71.3)
Actuarial loss arising from experience adjustments	38.2	483.9	334.7
Actuarial loss (gain) arising from changes in financial assumptions	694.6	(258.5)	597.8
Actuarial loss arising from changes in demographic assumptions	278.7	—	—

Components of defined benefit costs recognized in other comprehensive income	1,057.2	254.7	861.2

Total	$1,329.4	$526.2	$1,143.0

Pension Costs of Defined Benefit Plans Recognized in Profit or Loss by Categories

The pension costs of the aforementioned defined benefit plans were recognized in profit or loss by the following categories:

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Cost of revenue	$177.0	$175.3	$177.8
Research and development expenses	73.4	75.3	79.1
General and administrative expenses	17.4	16.7	20.6
Marketing expenses	4.4	4.2	4.3

	$272.2	$271.5	$281.8

Funded Status of Defined Benefit Plans, Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets

The amounts arising from the defined benefit obligation of the Company were as follows:

	December 31, 2017	December 31, 2018
	NT$	NT$
	(In Millions)	(In Millions)
Present value of defined benefit obligation	$12,774.6	$13,662.7
Fair value of plan assets	(3,923.9)	(4,011.3)

Net defined benefit liability	$8,850.7	$9,651.4

Fair Value of Plan Assets by Major Categories

The fair value of the plan assets by major categories at the end of reporting period was as follows:

	December 31, 2017	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)
Cash	$707.5	$756.1
Equity instruments	1,993.3	2,148.1
Debt instruments	1,223.1	1,107.1

	$3,923.9	$4,011.3

Principal Assumptions for Actuarial Valuation of Present Value of Defined Benefit Obligation

The actuarial valuations of the present value of the defined benefit obligation were carried out by qualified actuaries. The principal assumptions of the actuarial valuation were as follows:

	Measurement Date
	December 31, 2017	December 31, 2018
Discount rate	1.65%	1.30%
Future salary increase rate	3.00%	3.00%

Present value of defined benefit obligation [member]
Statement [LineItems]
Funded Status of Defined Benefit Plans, Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets

Movements in the present value of the defined benefit obligation were as follows:

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$11,318.1	$12,480.5	$12,774.6
Current service cost	132.8	145.0	137.7
Interest expense	213.0	185.6	207.8
Remeasurement:
Actuarial loss arising from experience adjustments	38.2	483.9	334.7
Actuarial loss (gain) arising from changes in financial assumptions	694.6	(258.5)	597.8
Actuarial loss arising from changes in demographic assumptions	278.7	—	—
Benefits paid from plan assets	(194.9)	(261.9)	(274.3)
Benefits paid directly by the Company	—	—	(115.6)
Balance, end of year	$12,480.5	$12,774.6	$13,662.7

Fair value of plan assets [member]
Statement [LineItems]
Funded Status of Defined Benefit Plans, Movements in Present Value of Defined Benefit Obligation and Fair Value of Plan Assets

Movements in the fair value of the plan assets were as follows:

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$3,870.1	$3,929.1	$3,923.9
Interest income	73.6	59.1	63.7
Remeasurement:
Return on plan assets (excluding amounts included in net interest expense)	(45.7)	(29.3)	71.3
Contributions from employer	226.0	226.9	226.7
Benefits paid from plan assets	(194.9)	(261.9)	(274.3)

Balance, end of year	$3,929.1	$3,923.9	$4,011.3